Schedule of Deferred tax Assets and Liability (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Allowance for credit loss	$ 203,881	$ 271,841	$ 270,556
Lease liabilities	90,702	120,936	4,726
Lease liabilities	24,481	32,641
Total deferred tax assets	319,064	425,418	275,282
Right-of-use assets	(90,702)	(120,936)	(7,069)
Total deferred tax liabilities	(90,702)	(120,936)	(7,069)
Net deferred tax asset	$ 228,362	$ 304,482	$ 268,213